Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Restricted cash current	¥ 83,759	¥ 65,822
Allowances for doubtful debts on accounts receivable current	5,424	3,713
Loans receivable, net	2,648,449	1,777,667
Short-term loans	0	9,000
Accounts payable	27,953	29,381
Prepaid for freight listing fees and other service fees	462,080	383,236
Income tax payable	52,233	31,538
Other tax payable	721,597	894,592
Accrued expenses and other current liabilities	1,301,160	1,206,179
Deferred tax liabilities	121,611	135,764
Current operating lease liabilities	44,590	0
Non-current operating lease liabilities	¥ 35,931	¥ 0
Common Class A [Member]
Common stock, shares authorized | shares	40,000,000,000	40,000,000,000
Common stock, shares, issued | shares	18,919,468,156	18,505,617,508
Common stock, shares, outstanding | shares	18,919,468,156	18,505,617,508
Common Class B [Member]
Common stock, shares authorized | shares	10,000,000,000	10,000,000,000
Common stock, shares, issued | shares	2,317,044,668	3,323,790,823
Common stock, shares, outstanding | shares	2,317,044,668	3,323,790,823
Consolidated Trust [Member]
Restricted cash current	¥ 0	¥ 3,509
Loans receivable, net	0	353,509
Variable Interest Entity, Primary Beneficiary [Member]
Restricted cash current	12,095	63,294
Loans receivable, net	0	1,774,038
Short-term loans	0	9,000
Accounts payable	6,374	29,077
Prepaid for freight listing fees and other service fees	436,806	383,153
Income tax payable	8,082	21,573
Other tax payable	682,030	566,479
Accrued expenses and other current liabilities	883,965	1,045,484
Deferred tax liabilities	23,358	26,415
Current operating lease liabilities	39,649	0
Non-current operating lease liabilities	¥ 34,036	¥ 0